Note 9 - Retail Repurchase Agreements (Details) - Borrowings Under Repurchase Agreements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Borrowings Under Repurchase Agreements [Abstract]
Outstanding balance at year end	$ 0	$ 9,310
Weighted average interest rate at year end	0.00%	0.26%
Weighted average interest rate during the year	0.26%	0.25%
Average daily balance	$ 4,601	$ 11,015
Maximum month-end balance during the year	10,617	13,041
Debt securities underlying the agreements at December 31:
Amortized cost	0	13,322
Fair value	$ 0	$ 12,920